Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts – beginning	$ (22)	$ (21)
Write-offs	11	18
Additions to allowance for doubtful accounts	(35)	(19)
Allowance for doubtful accounts – ending	(46)	(22)
Additions to allowance for doubtful accounts related to the COVID-19 pandemic	35	19
COVID-19 Pandemic
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Additions to allowance for doubtful accounts	(14)	0
Additions to allowance for doubtful accounts related to the COVID-19 pandemic	$ 14	$ 0